Tax - Summary of Reconciled to the (Loss)/Profit Per the Income Statement (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	19.00%	19.00%	19.00%	19.00%